Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL FUNDS, INC.
Entity Central Index Key	0000852254
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000218238
Shareholder Report [Line Items]
Fund Name	Global Value Equity Fund
Class Name	Investor Class
Trading Symbol	TRGVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Value Equity Fund - Investor Class	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities registered solid results over the review period, rebounding from their lows in early April. Optimism about artificial intelligence (AI), generally favorable economic data, and positive tariff news in the form of U.S. trade deals with several nations all buoyed markets. In September, the U.S. Federal Reserve’s interest rate cut boosted investor sentiment further.

  Versus the MSCI World Index Net, stock selection in information technology was the biggest contributor to relative performance. Shares of Sandisk, a provider of flash storage and memory, soared late in the review period as investors anticipated that the company would benefit from a surge in demand for NAND flash storage, driven by spending on AI and cloud infrastructure. Our stock choices in financials, combined with our overweight allocation to this sector, added further value.

  Conversely, our stock selection in consumer staples, combined with our overweight allocation to this sector, hurt performance. Notably, our holding in consumer health company Kenvue lagged, as its shares declined due to turnaround challenges and U.S. health care policy uncertainty. Our investments in communication services also hindered relative returns.

  The fund seeks long-term capital appreciation. Over the period, the portfolio tilted further toward the cyclical and deep value areas of the market. This has been a consistent theme since the tariff-induced volatility seen in early April 2025. Relative to the benchmark, our overweight positions are in financials and materials. In contrast, we have large relative underweights in consumer discretionary and information technology.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/2/20
Global Value Equity Fund (Investor Class)	25.50%	15.79%	13.61%
MSCI World Index Net (Regulatory/Strategy Benchmark)	22.02	15.58	14.59
MSCI World Value Index Net (Previous Benchmark)	13.89	14.44	10.96

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 02, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 195,907,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 748,000
InvestmentCompanyPortfolioTurnover	76.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$195,907 Number of Portfolio Holdings107
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	22.7%
Financials	21.0
Industrials & Business Services	13.8
Health Care	10.5
Communication Services	8.5
Materials	7.5
Consumer Staples	5.7
Energy	4.0
Consumer Discretionary	3.3
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Chase	2.3%
Alphabet	2.1
Broadcom	2.0
Microsoft	1.7
AbbVie	1.7
Cencora	1.7
Gilead Sciences	1.6
Walmart	1.5
Exxon Mobil	1.5
AstraZeneca	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000116604
Shareholder Report [Line Items]
Fund Name	Global Value Equity Fund
Class Name	I Class
Trading Symbol	PRIGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Value Equity Fund - I Class	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities registered solid results over the review period, rebounding from their lows in early April. Optimism about artificial intelligence (AI), generally favorable economic data, and positive tariff news in the form of U.S. trade deals with several nations all buoyed markets. In September, the U.S. Federal Reserve’s interest rate cut boosted investor sentiment further.

  Versus the MSCI World Index Net, stock selection in information technology was the biggest contributor to relative performance. Shares of Sandisk, a provider of flash storage and memory, soared late in the review period as investors anticipated that the company would benefit from a surge in demand for NAND flash storage, driven by spending on AI and cloud infrastructure. Our stock choices in financials, combined with our overweight allocation to this sector, added further value.

  Conversely, our stock selection in consumer staples, combined with our overweight allocation to this sector, hurt performance. Notably, our holding in consumer health company Kenvue lagged, as its shares declined due to turnaround challenges and U.S. health care policy uncertainty. Our investments in communication services also hindered relative returns.

  The fund seeks long-term capital appreciation. Over the period, the portfolio tilted further toward the cyclical and deep value areas of the market. This has been a consistent theme since the tariff-induced volatility seen in early April 2025. Relative to the benchmark, our overweight positions are in financials and materials. In contrast, we have large relative underweights in consumer discretionary and information technology.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Value Equity Fund (I Class)	25.76%	16.03%	10.40%
MSCI World Index Net (Regulatory/Strategy Benchmark)	22.02	15.58	11.79
MSCI World Value Index Net (Previous Benchmark)	13.89	14.44	8.51

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 195,907,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 748,000
InvestmentCompanyPortfolioTurnover	76.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$195,907 Number of Portfolio Holdings107
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	22.7%
Financials	21.0
Industrials & Business Services	13.8
Health Care	10.5
Communication Services	8.5
Materials	7.5
Consumer Staples	5.7
Energy	4.0
Consumer Discretionary	3.3
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Chase	2.3%
Alphabet	2.1
Broadcom	2.0
Microsoft	1.7
AbbVie	1.7
Cencora	1.7
Gilead Sciences	1.6
Walmart	1.5
Exxon Mobil	1.5
AstraZeneca	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless